Right-of-Use Assets	12 Months Ended
Dec. 31, 2021
Disclosure of Right-of-Use Assets [Abstract]
Right-of-use assets
9.	Right-of-use assets

	As at	As at
	December 31,	December 31,
	2021	2020
Balance, beginning of period	$2,413,720	$-
Additions	-	2,588,107
Depreciation	(198,291)	(174,387)
Modification of lease	(136,830)	-
Balance, end of period	$2,078,599	$2,413,720

On December 31, 2021, the Company entered into a 99 year lease for the 1001 East Delavan facility in exchange for a one time prepayment of $2.3 million. This long-term lease is treated as a lease modification of the current lease.

Right-of-use assets are depreciated over 40 years. The lease for these right-of-use assets has been modified because of the prepayment as the Company has acquired the premises under a long-term lease. Refer to note 11.